UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September30, 2012
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):				 [ ] is a restatement.
								 [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
				Name:			Pia Capital Management LP.
				Address: 		1 River Road
							Greenwich, CT 06807
				13F File Number: 28-14112

The institutional investment manager filing this report and the person by whom it is signedhereby represent that the person signing the report is authorized to submit it, that all informationcontained herein is true, correct and complete, and that it is understood that all required items,statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: 				Patrick Iuliano
Title: 				Chief Financial Officer and Head of Compliance
Phone: 				203-742-1607
Signature, 			Place, 			and Date of Signing:
PATRICK IULIANO			 Cos Cob, CT		October 11, 2012
Report Type (Check only one.):
      [ X] 13F HOLDINGS REPORT.
      [ ] 13F NOTICE.
      [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 		0
Form 13F Information Table Entry Total: 	1
Form 13F Information Table Value Total: 	$7,342

List of Other Included Managers:

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No. 	13F File Number 	Name



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FORM 13F INFORMATION TABLE
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																	Voting Authority
Name of Issuer		Title of Class		CUSIP	Value (x1000)	Quantity	Sh/Prn	Put/CallInvstmt Dscretn	Other Managers	Sole	Shared	None


STILLWATER MNG CO		COM		86074Q102	7342	622700		SH	CALL	SOLE



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